Cover Page Document	Apr. 27, 2026
Cover page. [Abstract]
Document Type	8-K
Entity Registrant Name	Northwest Bancshares, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34582
Entity Tax Identification Number	27-0950358
Entity Address, Address Line One	3 Easton Oval Suite 500
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43219
City Area Code	814
Local Phone Number	726-2140
Title of 12(b) Security	Common Stock, 0.01 Par Value
Trading Symbol	NWBI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001471265
Amendment Flag	false
Document Period End Date	Apr. 27, 2026